SCHEDULE OF CUMULATIVE MATURITIES OF LONG-TERM OBLIGATIONS (Details) - USD ($)	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Year I		$ 221,312	$ 963,450
Year II		913,920	963,450
Year III		963,584	963,450
Year IV		1,015,030	963,450
Year V			963,450
Year V		1,071,119
Year VI			963,450
Thereafter		4,170,120	4,032,030
Total		8,355,085	8,849,280
Less debt issuance costs		(139,204)
Total		$ 8,215,881	$ 8,849,280	$ 9,281,525